GOODWILL (Tables)	12 Months Ended
Dec. 31, 2014
GOODWILL
Schedule of the changes in the carrying amount of goodwill

	December 31,
	2013			2014
	Taiyuan			Taiyuan
	Xueda	Weland	Total	Xueda	Weland	Total
Gross amount
Beginning balance at January 1	872	2,857	3,729	897	2,940	3,837
Exchange difference	25	83	108	(22)	(71)	(93)

Ending balance at December 31	897	2,940	3,837	875	2,869	3,744

Accumulated impairment loss
Beginning balance at January 1	—	—	—	—	(2,940)	(2,940)
Charge for the year	—	(2,923)	(2,923)	—	—	—
Exchange difference	—	(17)	(17)	—	71	71

Ending balance at December 31	—	(2,940)	(2,940)	—	(2,869)	(2,869)

Goodwill, net	897	—	897	875	—	875